Fees Summary	Nov. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 115,477,911.72
Previously Paid Amount	0.00
Total Fee Amount	15,947.50
Total Offset Amount	0.00
Net Fee	15,947.50
Narrative - Max Aggregate Offering Price	$ 115,477,911.72
Final Prospectus	true